Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Information about Operations by Business Segments

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Three months ended September 30, 2013
Revenues	$18,211	$32,342	$44,472	$(7,611	)(1)	$87,414
Income from operations	8,568	14,056	11,282	(12,042	)(2)	21,864
Three months ended September 30, 2012
Revenues	16,810	28,463	43,745	(5,179	)(1)	83,839
Income from operations	8,225	13,587	7,801	(11,731	)(2)	17,882

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Nine months ended September 30, 2013
Revenues	$53,835	$92,168	$136,965	$(19,040	)(1)	$263,928
Income from operations	25,963	38,536	30,600	(35,898	)(2)	59,201
Nine months ended September 30, 2012
Revenues	51,499	85,711	129,214	(15,725	)(1)	250,699
Income from operations	24,736	38,652	25,751	(35,185	)(2)	53,954

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Year ended December 31, 2012
Revenues	$69,591	$116,019	$177,292	$(21,218	)(1)	$341,684
Income from operations	33,836	53,682	39,845	(47,717	)(2)	79,646
Year ended December 31, 2011
Revenues	61,997	105,184	173,434	(19,493	)(1)	321,122
Income from operations	30,258	45,031	36,690	(49,464	)(2)	62,515

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Reconciliation of Income from Operations to Consolidated and Combined Net Income

The reconciliation of income from operations to consolidated net income for the three and nine months ended September 30, 2013 and 2012 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Segment income from operations
Merchant acquiring	$8,568	$8,225	$25,963	$24,736
Payment processing	14,056	13,587	38,536	38,652
Business solutions	11,282	7,801	30,600	25,751

Total segment income from operations	33,906	29,613	95,099	89,139
Merger related depreciation and amortization and other unallocated expenses(1)	(12,042)	(11,731)	(35,898)	(35,185)

Income from operations	$21,864	$17,882	$59,201	$53,954

Interest expense, net	(6,349)	(14,746)	(31,267)	(38,977)
Earnings of equity method investment	198	(472)	823	103
Other income (expenses)	448	855	(77,020)	(9,802)
Income tax (expense) benefit	(1,358)	(1,243)	3,603	(1,501)

Net income (loss)	$14,803	$2,276	$(44,660)	$3,777

(1)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The reconciliation of income from operations to consolidated net income is as follows:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Segment income from operations
Merchant acquiring	$33,836	$30,258
Payment processing	53,682	45,031
Business solutions	39,845	36,690

Total segment income from operations	127,363	111,979
Merger related depreciation and amortization and other unallocated expenses(1)	(47,717)	(49,464)

Income from operations	$79,646	$62,515

Interest expense, net	(54,011)	(50,160)
Earnings of equity method investment	564	833
Other expenses	(8,491)	(18,201)
Income tax benefit	59,658	29,227

Net income	$77,366	$24,214

(1)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Geographic Segment Information Based on Geographic Location of Subsidiaries

The geographic segment information below is classified based on the geographic location of the Company’s subsidiaries:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Revenues(1)
Puerto Rico	$294,479	$281,392
Caribbean	16,280	13,051
Latin America	30,925	26,679

Total revenues	$341,684	$321,122

(1)	Revenues are based on subsidiaries’ country of domicile.